SFT Advantus Managed Volatility Fund
Summary: SFT Advantus Managed Volatility Fund
SFT Advantus Managed Volatility Fund: Investment Objective
The Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Index and 40% Barclays U.S. Corporate Index (the Benchmark Index).
SFT Advantus Managed Volatility Fund: Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SFT Advantus Managed Volatility Fund
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SFT Advantus Managed Volatility Fund
Management Fees		0.65%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.29%
Acquired Fund Fees and Expenses	[1]	0.14%
Total Annual Fund Operating Expenses		1.33%
Fee Waiver and/or Expense Reimbursement	[2]	0.39%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.94%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[2]	Advantus Capital Management, Inc. ("Advantus Capital"), the Fund's investment adviser, has contractually agreed, through April 30, 2016, to waive its "management fees" or absorb "other expenses" such that the Fund's total annual operating expenses after such fee waiver and/or expense absorption, excluding "acquired fund fees and expenses," will not exceed 0.80% of the average net assets of the Fund. This fee waiver and/or expense absorption renews annually for a full year unless terminated by Advantus Capital upon at least 30 days' notice prior to the end of the contract term.

Expense Example.
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example further assumes that the fee waiver and/or expense reimbursement described above is in effect for only one year. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
SFT Advantus Managed Volatility Fund	96	382	690	1,565

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1.5% of the average value of its portfolio.
SFT Advantus Managed Volatility Fund: Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing directly in underlying securities and other investment companies while using hedging techniques to manage portfolio risk and volatility. The Fund will achieve its equity exposure by investing primarily in Class 1 shares of the Advantus Index 500 Fund (S&P 500 Fund), an affiliated fund in Securian Funds Trust that seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500® Composite Stock Price Index (the S&P 500®). The companies included in the S&P 500® are generally considered “large companies.” The Fund’s fixed income allocation will be achieved by purchasing individual fixed income securities that are primarily investment-grade corporate bonds and have other characteristics similar to the fixed income securities included in the Barclays U.S. Corporate Index.

The Fund will invest in derivative instruments, primarily S&P 500 futures contracts, to manage the Fund’s overall volatility. In periods when the Fund’s investment adviser expects higher volatility in the equity market, as measured by the S&P 500®, the Fund will seek to reduce the overall volatility of its portfolio by either selling S&P 500 futures contracts (taking short positions in such contracts) or reducing its long positions in S&P 500 futures contracts. During periods of lower expected volatility in the equity market, the Fund will seek to increase its equity exposure by purchasing S&P 500 futures contracts (increasing its long positions or reducing its short positions in such contracts). The Fund may also invest in long and short positions in fixed income exchange traded funds or notes, interest rate swaps, and treasury and interest rate futures to achieve its fixed income exposure and manage overall volatility. Under normal market conditions, this hedging process will seek to target, over an extended period of years, an average annualized volatility in the daily total returns of the Fund of approximately 10%. There can be no assurance that investment decisions made in seeking to manage Fund volatility will achieve the desired results, and the volatility of the Fund’s returns in any one year or any longer period may be higher or lower than 10%.

The use of futures contracts to change the Fund’s equity allocation and manage the Fund’s overall volatility has the effect of introducing leverage into the Fund’s portfolio. Leverage is introduced because the initial amount required to purchase a futures contract is small in relation to the nominal value of such contract.

On average, the Fund will target approximately 60% equity-related exposure and 40% fixed income-related exposure in its portfolio. As market conditions change, however, the equity allocation will change to manage overall Fund volatility, with a minimum equity allocation of 10% and a maximum equity allocation of 90% of the Fund’s total market value.

In selecting investments, the Fund’s investment adviser considers factors such as, but not limited to, the Fund’s current and anticipated asset allocation positions, security pricing, industry outlook, current and anticipated interest rates and other market and economic conditions, general levels of debt prices and issuer operations. The Fund may also engage in frequent or short-term trading of securities and derivative instruments.
SFT Advantus Managed Volatility Fund: Principal Risks
An investment in the Fund may result in the loss of money, and may also be subject to various risks including the following types of principal risks:
  Acquired Fund Risk – the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by another investment company, such as the S&P 500 Fund, in which the Fund invests (an “Acquired Fund”) and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Fund to achieve its investment objectives.
  Active Management Risk – the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.
  Allocation Risk – the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated.
  Company Risk – the risk that individual securities may perform differently from the overall market as a result of changes in specific factors such as profitability or investor perceptions, or as a result of increased volatility in a company’s income or share price because of the amount of leverage on the company’s balance sheet.
  Credit Risk – the risk that the Fund may lose some or all of its investment, including both principal and interest, because an issuer of a debt security, an asset-backed or mortgage-backed security (or an underlying obligor) or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.
  Derivatives Risk – the risk that the Fund’s investment in S&P 500 futures contracts, interest rate swaps, and treasury and interest rate futures may involve a small investment relative to the amount of risk assumed. The successful use of these derivative instruments may depend on the Advantus Capital’s ability to predict market movements. Risks include delivery failure, default by the other party (or the exchange) or the inability to close out a position because the trading market becomes illiquid. If Advantus Capital is not successful in using derivatives, the Fund’s performance may be worse than if Advantus Capital did not use derivatives at all.
  Exchange Traded Funds Risk – is the risk that exchange traded funds (ETFs) may be subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV per share, an active secondary trading market may not develop or be maintained, and trading may be halted by, or the ETF may be delisted from, the exchange in which they trade, which may impact the Fund’s ability to sell its shares. The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities. ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track and there are brokerage commissions paid in connection with buying or selling ETF shares. In addition, ETFs have management fees and other expenses. The Fund will bear its pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.
  Exchange Traded Notes Risk – is the risk that exchange traded notes (ETNs) which are unsecured debt obligations of banks or other financial institutions, may lose some or all of its investment if the issuer of the ETN files bankruptcy and defaults on its obligations or takes other actions that impact the value of the ETN. An ETN’s return is linked to a market index or other benchmark minus applicable fees. Like ETFs, ETNs are traded on exchanges, provide market exposure and are subject to market risk. Unlike ETFs, however, ETNs do not buy or hold assets to replicate or approximate the underlying index, and are subject to the credit risk of the issuer. The value of an ETN may drop, despite no change in the underlying index, due to a downgrade in the issuer’s credit rating.
  Income Risk – the risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.
  Index Performance Risk – the risk that, in connection with the Fund’s investment in the S&P 500 Fund, the Fund’s ability to replicate the performance of the S&P 500® through such investment may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor’s Rating Services calculates the S&P 500®, the amount and timing of cash flows into and out of the S&P 500 Fund, commissions, settlement fees, and other expenses. The Fund’s performance may also be adversely affected if a particular stock in the S&P 500® (or stocks within an industry heavily weighted by the S&P 500®) performs poorly. This is a principal risk of the S&P 500 Fund, in which the Fund invests, and an indirect risk of an investment in the Fund.
  Interest Rate Risk – the risk that the value of a debt security or fixed income obligation will decline due to an increase in market interest rates. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. The negative impact on a debt security or fixed income obligation from resulting rate increases could be swift and significant, including falling market values and reduced liquidity. Substantial redemptions from the Fund and other fixed income funds may worsen the impact. Other types of securities also may be adversely affected from an increase in interest rates. In addition, interest rates may decline further resulting in lower yields which make the Fund less attractive to investors who are seeking higher rates of returns. Also a lower yield may not be sufficient to cover the expenses of the Fund.
  Investment Company Risk – the risk that, to the extent the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operating expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses.
  Large Company Risk – the risk that a portfolio of large capitalization company securities may underperform the market as a whole. This is a principal risk of the S&P 500 Fund, in which the Fund invests, and an indirect risk of an investment in the Fund.
  Leveraging Risk - the risk that certain transactions of the Fund, such as transactions in derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.
  Liquidity Risk – the risk that the debt securities or fixed income obligations purchased by the Fund, including restricted securities determined by the Fund’s investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser. The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at a favorable price or in a timely manner. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements. In addition, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to sell at a favorable price at the time when the investment adviser believes it is desirable to do so. Investment in securities that are less actively traded (or over time experience decreased trading volume) may restrict the Fund’s ability to take advantage of other market opportunities.
  Managed Volatility Strategy Risk – is the risk that the investment adviser may be unsuccessful in managing volatility and the Fund may experience a high level of volatility in its returns. The securities used in the strategy are subject to price volatility, and the strategy may not result in less volatile returns for the Fund relative to the market as a whole and they could be more volatile. While the management of volatility seeks competitive returns with more consistent volatility, the management of volatility does not ensure that the strategy will deliver competitive returns. Even if successful, the strategy may also result in returns increasing to a lesser degree than the market, or decreasing when the values of certain securities used in the strategy are stable or rising. The strategy may expose the Fund to losses (some of which may be sudden) to which it would not have otherwise been exposed if it invested only in equity and fixed income securities. Additionally, the derivatives used to hedge the value of securities are not identical to the securities held, and as a result, the investment in derivatives may decline in value at the same time as underlying investments.
  Market Risk – the risk that Fund investments are subject to adverse trends in capital markets. This is a principal risk of both the S&P 500 Fund, in which the Fund invests, and of an investment in the Fund.
  Portfolio Risk – the risk that Fund performance may not meet or exceed that of the market as a whole. This is a principal risk of both the S&P 500 Fund, in which the Fund invests, and of an investment in the Fund.
  Risk of Stock Investing – the risk that stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.
  Short Position Risk – the risk that, in taking a short position in a transaction involving a derivative instrument, the Fund may suffer a loss because the risk assumed in such instrument significantly exceeds the amount of the initial investment, or because the Fund is unable to close out its short position or a counterparty to the transaction fails to perform as promised.
  Short-Term Trading Risk – the risk that the Fund may trade securities frequently and hold securities for one year or less, which will increase the Fund’s transaction costs.

SFT Advantus Managed Volatility Fund: Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. (The information reflects the performance of the Fund’s predecessor portfolio. See “Financial Highlights” at page 112 of the Prospectus.) The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the return shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Calendar Year Total Returns

Best Quarter (ended 2Q 14): 4.49% Worst Quarter (ended 3Q 14): 0.64%
Average Annual Total Return (for periods ending December 31, 2014)
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception	Inception Date
SFT Advantus Managed Volatility Fund	8.12%			9.30%	May 01, 2013
SFT Advantus Managed Volatility Fund 60% S&P 500® Index/40% Barclays U.S. Corporate Index	11.24%	12.02%	7.06%